Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On April 12, 2017, the Company issued an aggregate of 3,593,750 shares of Class F common stock to the Sponsor (the “Founder Shares”) for an aggregate purchase price of $25,000. The Founder Shares automatically converted into Class A common stock upon the consummation of the Business Combination on a one-for-one basis, subject to adjustments. The 3,593,750 Founder Shares included an aggregate of up to 468,750 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment was not exercised in full or in part, so that the Initial Stockholders would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters’ election to exercise their over-allotment option expired unexercised on March 12, 2018 and, as a result, 468,750 Founder Shares were forfeited, resulting in 3,125,000 Founder Shares outstanding.

Upon completion of the Business Combination, the Founder Shares were converted, one a one-for-one basis, into HOFRE Common Stock (see Note 6).

The Initial Stockholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (i) one year after the date of the consummation of the Business Combination, or (ii) the date on which the last sales price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing 150 days after the Business Combination, or earlier, in each case, if subsequent to the Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange, reorganization or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

Advances from Related Party

In March 2019, the Sponsor advanced an aggregate of $164,850 for working capital purposes, of which such amount was repaid during the year ended December 31, 2019. As of June 30, 2020 and December 31, 2019, there were no outstanding advances.

Convertible Promissory Notes – Related Party

Through June 30, 2020, the Company issued promissory notes to the Sponsor, pursuant to which the Company could borrow up to an aggregate amount of $1,500,000, of which $600,000 of the promissory notes were issued during the six months ended June 30, 2020, to finance transaction costs in connection with the Business Combination. During the six months ended June 30, 2020, the Company borrowed $572,735 under the notes and an aggregate of $1,390,730 was outstanding under these notes.

In addition, through June 30, 2020, the Company issued unsecured promissory notes to the Sponsor, pursuant to which the Company borrowed an aggregate principal amount of $3,354,228, of which $972,573 was borrowed during the six months ended June 30, 2020, in order to fund the extension loans into the Trust Account.

These notes were non-interest bearing, unsecured and were paid upon the completion of the Business Combination. Up to $1,500,000 of the loans were convertible into warrants at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period.

As of June 30, 2020, there was an aggregate of $4,744,958 outstanding under the promissory notes. Upon completion of the Business Combination, the notes were converted into HOFRE Common Stock.

Administrative Services Agreement

The Company entered into an agreement whereby, commencing on January 30, 2018 through the earlier of the consummation of the Business Combination or the Company’s liquidation, the Company paid an affiliate of the Sponsor a monthly fee of $10,000 for office space, utilities and administrative support. For each of the three months ended June 30, 2020 and 2019, the Company incurred $30,000 in fees for these services. For each of the six months ended June 30, 2020 and 2019, the Company incurred $60,000 in fees for these services. At June 30, 2020 and December 31, 2019, an aggregate of $90,000 and $30,000, respectively, in administrative fees are included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets.

Related Party Loans

In order to finance transaction costs in connection with the Business Combination, the Sponsor, the Company’s officers and directors were permitted to (other than the Sponsor’s commitment to provide the Company an aggregate of $900,000 in loans in order to finance transaction costs in connection with the Business Combination (see Note 5)), loan the Company funds from time to time or at any time, as may be required (the “Working Capital Loans”). Each Working Capital Loan was evidenced by a promissory note. The Working Capital Loans would either be paid upon consummation of the Business Combination, without interest, or, at the holder’s discretion, up to $1,500,000 of the Working Capital Loans were convertible into warrants at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.

The Sponsor committed to provide an aggregate of $490,000 in loans to the Company to finance transaction costs in connection with the Business Combination. To the extent advanced, the loans were evidenced by a promissory note, were non-interest bearing, unsecured and were repaid upon the completion of the Business Combination. The loans were convertible into common stock purchase warrants at a purchase price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. As of June 30, 2020, there were no amounts currently outstanding under the loans.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On April 12, 2017, the Company issued an aggregate of 3,593,750 shares of Class F common stock to the Sponsor (the “Founder Shares”) for an aggregate purchase price of $25,000. The Founder Shares will automatically convert into Class A common stock upon the consummation of a Business Combination on a one-for-one basis, subject to adjustments. The 3,593,750 Founder Shares included an aggregate of up to 468,750 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment was not exercised in full or in part, so that the Initial Stockholders would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters’ election to exercise their over-allotment option expired unexercised on March 12, 2018 and, as a result, 468,750 Founder Shares were forfeited, resulting in 3,125,000 Founder Shares outstanding.

The Initial Stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) the date on which the last sales price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing 150 days after a Business Combination, or earlier, in each case, if subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange, reorganization or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

Advances from Related Party

Through December 31, 2018, the Sponsor advanced an aggregate of $143,302 for costs associated with the Initial Public Offering, of which such amount was repaid during the year ended December 31, 2018. In March 2019, the Sponsor advanced an aggregate of $164,850 for working capital purposes, of which such amount was repaid during the year ended December 31, 2019. As of December 31, 2019 and 2018, there were no outstanding advances.

Convertible Promissory Notes – Related Party

On June 18, 2019, the Company entered into a promissory note with the Sponsor, pursuant to which the Company can borrow up to an aggregate amount of $410,000 to finance transaction costs in connection with a Business Combination. On September 27, 2019, the Company entered into a second promissory note with the Sponsor, pursuant to which the Company can borrow up to an aggregate amount of $490,000 to finance transaction costs in connection with the Business Combination.

In addition, on July 26, 2019, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company borrowed an aggregate principal amount of $1,105,354 in order to fund the extension loan into the Trust Account.

On each of October 29, 2019, November 27, 2019 and December 26, 2019, the Company issued unsecured promissory notes to the Sponsor, pursuant to which the Company borrowed an aggregate principal amount of $1,094,300 in order to fund the extension payments to the Trust Account.

These notes are non-interest bearing, unsecured and due to be paid upon the completion of a Business Combination. Up to $1,500,000 of the loans may be converted into warrants at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period.

As of December 31, 2019, there was an aggregate of $3,017,650 outstanding under the promissory notes.

On each of January 24, 2020 and February 27, 2020, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company borrowed an aggregate principal amount of $530,808 in order to fund the extension payment to the Trust Account (see Note 8).

Administrative Services Agreement

The Company entered into an agreement whereby, commencing on January 30, 2018 through the earlier of the consummation of a Business Combination or the Company’s liquidation, the Company will pay an affiliate of the Sponsor a monthly fee of $10,000 for office space, utilities and administrative support. For the years ended December 31, 2019 and 2018, the Company incurred $120,000 and $110,000, respectively, in fees for these services. At December 31, 2019 and 2018, an aggregate of $30,000 and $60,000, respectively, in administrative fees are included in accounts payable and accrued expenses in the accompanying consolidated balance sheets.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, the Company’s officers and directors may, but are not obligated to (other than the Sponsor’s commitment to provide the Company an aggregate of $900,000 in loans in order to finance transaction costs in connection with a Business Combination (see Note 5)), loan the Company funds from time to time or at any time, as may be required (the “Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note.

The Working Capital Loans would either be paid upon consummation of a Business Combination, without interest, or, at the holder’s discretion, up to $1,500,000 of the Working Capital Loans may be converted into warrants at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.

The Sponsor has committed to provide an aggregate of $490,000 in loans to the Company to finance transaction costs in connection with a Business Combination. To the extent advanced, the loans will be evidenced by a promissory note, will be non-interest bearing, unsecured and will only be repaid upon the completion of a Business Combination. The loans may also be convertible into common stock purchase warrants at a purchase price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. There are no amounts currently outstanding under the loans.